Income (Loss) Per Share (Details) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Earnings Per Share [Abstract]
Net income (loss)	$ 27,555,442	$ (82,889,335)	$ (28,427,244)
Net (loss) income from continuing operations	(932,863)	(683,295)	(2,200,106)
Net income (loss) from discontinued operations	$ 28,488,305	$ (82,206,040)	$ (26,227,138)
Weighted Average Shares Outstanding-Basic and Diluted	18,055,150	11,653,729	9,914,313
Income (loss) per share- basic and diluted	$ 1.53	$ (7.11)	$ (2.87)
Net (loss) income per share from continuing operations - basic and diluted	(0.05)	(0.06)	0.05
Net income (loss) per share from discontinued operations - basic and diluted	$ 1.58	$ (7.05)	$ (2.92)